Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Average balances	$ 870,081	$ 819,001
Average rates	1.49%	1.20%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 650,555	$ 603,582
Average rates	1.60%	1.28%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 129,903	$ 131,715
Average rates	1.17%	1.00%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 63,333	$ 59,916
Average rates	1.15%	0.91%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 26,290	$ 23,788
Average rates	1.20%	1.11%